ACCRUED INTEREST RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 1,198	$ 638
Investment and Mortgage-Backed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	997	520
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	139	$ 118
Federal Home Loan Bank Advances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 62